Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-40544
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Central Index Key	0001798749
Entity Tax Identification Number	83-1377888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Berkeley Street
Entity Address, Address Line Two	Floor 18
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	443-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false